Transactions and Balances with Related Parties - Schedule of Current Assets Under Loans to Others (Details) - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Assets Under Loans to Others [Line Items]
Total current assets under loans to others	$ 276	$ 250
Current Assets Under Loans [Member]
Schedule of Current Assets Under Loans to Others [Line Items]
Total current assets under loans to others	$ 276	$ 250